ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Allocation of Purchase Price
The following table summarizes the final values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$2,712
Net working capital	(640)
Deferred revenue	(914)
Identifiable intangible assets	16,064
Goodwill	8,699
Deferred income tax liability	(4,819)
Fair value of net assets acquired	$21,102
The following table summarizes the preliminary values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$218
Net working capital	(277)
Tangible assets	3
Deferred revenue	(5)
Identifiable intangible assets	1,853
Goodwill	2,377
Deferred income tax liability	(483)
Fair value of net assets acquired	$3,686

Components of the Identifiable Intangible Assets Acquired	The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$14,646
Brand	5 years	1,418
		$16,064
The following table provides the components of the preliminary identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$1,542
Brand	5 years	311
		$1,853

Schedule of Disposal of Business	The gain on sale of the Automotive Business consists of the following:

Amount
Total gross proceeds	$165,000
Transaction costs	(4,011)
Working capital adjustment	(11,122)
Net proceeds	149,867
Net assets disposed (including cash sold of $5,711)	(122,730)
Gain on disposal before income taxes	27,137
Income tax expense	(11,914)
Gain on disposal, net of taxes	$15,223
The assets and liabilities held for sale were as follows:

	November 18, 2020	December 31, 2019
Cash and cash equivalents	$5,711	$4,290
Accounts receivable	64,885	36,941
Inventories	11,521	17,957
Prepaids and other	289	8,398
Property and equipment, net	12,439	12,347
Operating lease right-of-use assets	—	143
Goodwill	54,497	53,214
Deferred income taxes	488	317
Assets held for sale	$149,830	$133,607

Accounts payable and accrued liabilities	$25,877	$23,960
Deferred revenue	794	1,420
Long term obligations	429	367
Liabilities held for sale	$27,100	$25,747
Classification:

	November 18, 2020	December 31, 2019
Current assets held for sale	$149,830	$67,586
Long-term assets held for sale	—	66,021
Assets held for sale	$149,830	$133,607

Current liabilities held for sale	$27,100	$25,380
Long-term liabilities held for sale	—	367
Liabilities held for sale	$27,100	$25,747
The results related to the Automotive business have been presented as discontinued operations in the consolidated statements of operations and comprehensive loss and were as follows:

	2020	2019
Revenue	$196,609	$166,237
Cost of sales	169,108	143,733
Gross margin	27,501	22,504
Expenses	19,878	16,337
Gain on sale of Automotive Business	(27,137)	—
Earnings before income taxes	34,760	6,167
Income tax expense on gain of sale of Automotive Business	(11,914)	—
Income tax expense	(2,036)	(2,042)
Net earnings from discontinued operations	$20,810	$4,125

The cash flows related to the Automotive business included in the consolidated statements of cash flows were as follows:
	2020	2019
Cash flows provided by (used in) discontinued operations
Net cash provided by (used in) operating activities	$(2,919)	$27,395
Net cash used in investing activities(1)	(1,277)	(3,220)
Net cash provided by (used in) discontinued operations	$(4,196)	$24,175
(1) Net cash used in investing activities does not include proceeds from sale of the Automotive Business.